Note 6 - Investments In Equity Method Investees	12 Months Ended
Mar. 31, 2012
Equity Method Investments and Joint Ventures Disclosure [Text Block]
6.        INVESTMENTS IN EQUITY METHOD INVESTEES

IIJ utilizes various companies in Japan and neighboring countries to form and operate its Internet business. Businesses operated by its equity method investees include multifeed technology services and location facilities for connecting high-speed Internet backbones (Internet Multifeed Co., "Multifeed"), data center services in Asian countries (i-Heart Inc., "i-Heart"), comprehensive portal sites operations (Internet Revolution Inc., "i-revo") and point management systems operations (Trinity Inc., "Trinity," which was renamed from Taihei Computer Co., LTD. in May 2011.)

The aggregate amounts of balances and transactions of the Company with these equity method investees as of March 31, 2011 and 2012, and for each of the three years in the period ended March 31, 2012 are summarized as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012

Accounts receivable	-	¥78,948	51,788	$628
Accounts payable	-	31,910	36,698	445
Revenues	¥675,726	730,622	624,718	7,581
Costs and expenses	261,077	348,771	403,400	4,895

The Company's investments in these equity method investees and respective ownership percentage at March 31, 2011 and 2012 consisted of the following:

	Thousands of Yen				Thousands of U.S. Dollars
	2011		2012		2012

Multifeed	32.00%	¥1,033,035	33.00%	¥1,089,319	$13,218
i-Heart	20.22	21,155	20.22	33,159	402
i-revo	30.00	5,867	30.00	186,115	2,259
Trinity	45.00	191,933	45.00	98,041	1,190

Total		¥1,251,990		¥1,406,634	$17,069

The Company also had a loan of ¥34,545 thousand and ¥18,673 thousand ($227 thousand) to i-Heart, net of loan loss valuation allowance of ¥16,701 thousand as of March 31, 2011, which was included in the “Other assets” in the Company’s consolidated balance sheets as of March 31, 2011 and 2012, respectively.